Trade and Other Payables (Details) - USD ($)	Jul. 04, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Trade and Other Payables [Line Items]
Gross proceeds	$ 125,000,000
Warrant exchange of shares		$ (8,119,372)	$ 271,902	$ (4,412,218)
Accruals		$ 15,739,364	$ 9,769,032
GEM [Member]
Trade and Other Payables [Line Items]
Shares received (in Shares)		1,409,624
Accruals		$ 13,000,000
Ordinary shares [member] | GEM [Member]
Trade and Other Payables [Line Items]
Warrant exchange of shares	$ 2,744,062